Capital Stock (Details Narrative b) - USD ($)	1 Months Ended	3 Months Ended										9 Months Ended		12 Months Ended		196 Months Ended	209 Months Ended
	Feb. 12, 2016	Dec. 31, 2015	Jun. 23, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Dec. 31, 2015
Warrants issued			240,305									628,264
Fair value warrants					$ (314,900)								$ (251,500)
Fair Value per share															$ 8.36
Preferred stock authorized		10,000,000										10,000,000					10,000,000
Preferred stock, par value per share		$ 0.001		$ 0.001				$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Extinguishment (all) debt $$												$ 17,200,000
Series B issued for debt extinguishment (shares)	13,500											2,618,917
Warrants outstanding, exercise price		$ 7.81										$ 7.81					$ 7.81
Cash proceeds from issuance of common stock	$ 128,000											$ 4,397,800				$ 13,500,000	$ 33,800,000
Research and development expense				$ 956,000	445,000	$ 558,000	$ 474,000	$ 566,000	$ 551,000	$ 669,000	$ 695,000			$ 2,433,000	$ 2,481,000
General and administrative expense		$ 1,335,500		$ 2,320,000	$ 671,300	$ 556,000	$ 797,000	$ 500,000	$ 897,000	$ 546,000	$ 605,000	$ 6,514,500	$ 2,024,600	$ 4,344,400	$ 2,548,300
ServiceProvider 3 [Member]
Stock issued for services												50,000
Value shares issued for services												$ 500,000
Warrant [Member] | Nov 2015 Grant [Member]
Cash payment warrant grant		20,000
General and administrative expense		$ 237,600
Stock issued for services		15,750
Value shares issued for services		$ 106,300
Warrant [Member] | ServiceProvider 5 [Member]
Stock issued for services												45,000
Series B Preferred Stock [Member]
Restricted stock issued		5,976
Preferred stock authorized		4,000,000										4,000,000					4,000,000
Accrued dividends		$ 1,415,800										$ 1,415,800					$ 1,415,800
Deduction from net loss from dividends												(1,459,300)
Liquidation value		$ 26,541,400										$ 26,541,400					$ 26,541,400
Shares registered		3,992,479										3,992,479					3,992,479
Preferred stock converted to common		213,318
Restricted stock issued for accrued dividends, shares		5,976
Payment of dividends with stock, value		$ 43,500
Series B Preferred Stock [Member] | ServiceProvider 1 [Member]
Stock issued for services												25,000
Value shares issued for services												$ 250,000
Series B Preferred Stock [Member] | ServiceProvider 2 [Member]
General and administrative expense		337,500										$ 675,000
Stock issued for services												90,000
Value shares issued for services												$ 1,350,000
Series B Preferred Stock [Member] | ServiceProvider 4 [Member]
Stock issued for services												10,000
Value shares issued for services												$ 120,000
2014 Unit Proceeds [Member]
Warrants issued												24,250		282,850
Exercise price per share												$ 10.00		$ 10
Market price per share												$ 10.00		$ 9.28
Aggregate proceeds of unit sales												$ 280,000		$ 3,133,500
Fair Value per share												$ 3.69
Interest rate												10.00%
Note issued		280,000										$ 280,000					$ 280,000
Restricted stock issued												33,000
Restricted stock issued for accrued dividends, shares												33,000
2014 Unit Proceeds [Member] | Unit Stock [Member]
Aggregate proceeds of unit sales												$ 128,900		1,122,400
2014 Unit Proceeds [Member] | Warrant [Member]
Aggregate proceeds of unit sales												$ 32,900		$ 454,200
2015 Unit Proceeds [Member]
Warrants issued												628,264
Exercise price per share												$ 7.00
Market price per share												$ 10.86
Aggregate proceeds of unit sales												$ 4,397,800
Fair Value per share												$ 4.12
Deemed dividend												$ 1,811,800
2015 Unit Proceeds [Member] | Unit Stock [Member]
Aggregate proceeds of unit sales												$ 2,585,900
Accredited Investors [Member] | 2014 Unit Proceeds [Member]
Warrants issued												307,100
Exercise price per share												$ 10.00
Aggregate proceeds of unit sales												$ 3,393,500
Note issued		3,393,500										$ 3,393,500					3,393,500
Restricted stock issued												315,850
Restricted stock issued for accrued dividends, shares												315,850
Platinum [Member]
Common shares exchanged	200,000
Platinum [Member] | August 2015 Agmt [Member]
Warrants issued												235,714
Purchase agreement, value		$ 3,000,000										$ 3,000,000					$ 3,000,000
Purchase agreement, shares		458,571										458,571					458,571
Cash proceeds from issuance of common stock												$ 1,650,000
Warrant Adjustment 3 [Member]
Warrants issued												650,000
Exercise price per share												$ 9.25
Warrant Adjustment 3 [Member] | Management [Member]
Warrants issued												600,000
Warrant Adjustment 3 [Member] | Restatement Adjustment [Member]
Exercise price per share												$ 5.68
Fair value warrants												$ 3,692,900
Research and development expense												852,200
General and administrative expense												$ 2,840,700
Warrant Adjustment 4 [Member]
Warrants issued												1,123,533
Exercise price per share												$ 6.50
Warrant Adjustment 4 [Member] | Restatement Adjustment [Member]
Warrants issued												10,803
Exercise price per share												$ 7.00
Fair value warrants												$ 492,600
Research and development expense												135,100
General and administrative expense												$ 357,500
Warrant Adjustment 4 [Member] | Management [Member]
Warrants issued												600,000
Warrant Adjustment 2 [Member]
Warrants issued												54,576
Fair value warrants issued												$ 122,300